Leases - Schedule of Changes in Right of Use Asset (Details) - USD ($) $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		$ 1,613,647	$ 1,596,873
Additions	[1]	71,367	56,991
Terminated contracts		(4,396)	(15,814)
Amortization		(97,123)	(93,915)
Exchange rate variation		34,406	48,508
Balance at March 31, 2026		1,617,901	1,592,643
Growing facilities [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		652,811	632,267
Additions	[1]	34,564	28,121
Terminated contracts		(1,271)	(5,529)
Amortization		(34,802)	(36,082)
Exchange rate variation		19,988	25,293
Balance at March 31, 2026		671,290	644,070
Buildings [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		634,164	638,981
Additions	[1]	7,030	7,319
Terminated contracts		(213)	(5,578)
Amortization		(26,184)	(23,082)
Exchange rate variation		8,416	15,627
Balance at March 31, 2026		623,213	633,267
Vehicles (land) [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		186,396	189,036
Additions	[1]	8,218	9,177
Terminated contracts		(2,299)	(3,402)
Amortization		(19,830)	(17,685)
Exchange rate variation		1,925	1,483
Balance at March 31, 2026		174,410	178,609
Machinery and equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		98,983	106,597
Additions	[1]	18,218	8,116
Terminated contracts		(225)	(1,305)
Amortization		(13,492)	(13,008)
Exchange rate variation		2,740	4,942
Balance at March 31, 2026		106,224	105,342
Operating plants [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		8,110	8,622
Additions	[1]	3,331	507
Terminated contracts		(334)
Amortization		(756)	(784)
Exchange rate variation		333	622
Balance at March 31, 2026		10,684	8,967
Land [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		18,441	15,999
Additions	[1]	6	(4)
Terminated contracts
Amortization		(807)	(623)
Exchange rate variation		213	100
Balance at March 31, 2026		17,853	15,472
Computer equipment [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026		14,742	5,371
Additions	[1]		(16)
Terminated contracts		(54)
Amortization		(1,250)	(1,708)
Exchange rate variation		789	391
Balance at March 31, 2026		$ 14,227	4,038
Concession Agreement [Member]
Schedule of Changes in Right of Use Asset [Line Items]
Balance at January 1, 2026
Additions	[1]		3,771
Terminated contracts
Amortization			(943)
Exchange rate variation			50
Balance at March 31, 2026			$ 2,878

[1]	The additions have been reduce by the tax effect. The tax impact is US$(1,584) and US$(1,208) respectively as of March 31, 2026 and 2025.